Share-based compensation expenses (Tables)	12 Months Ended
Dec. 31, 2025
Share-based compensation expenses
Schedule of share-based compensation expenses included in each of the relevant accounts

	For the Year
	Ended
	December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Cost of operation	23	15	(54)	(8)
Sales and marketing expenses	743	391	109	16
Research and development expenses	920	447	(147)	(21)
General and administrative expenses	2,620	1,214	313	45
Total	4,306	2,067	221	32

Global Share Plan
Share-based compensation expenses
Schedule of activities of share options

		Weighted	Aggregate	Weighted average
		average	intrinsic	remaining
	Number of	exercise prices	Value	contractual
	shares	US$/Share	US$	years
Outstanding as of December 31, 2022	7,360,330	0.24	54	3.55
Exercised during the year	(39,500)	0.04	—	—
Outstanding as of December 31, 2023	7,320,830	0.25	22	2.64
Outstanding as of December 31, 2024	7,320,830	0.25	1	9.56
Forfeited during the year	(3,020,180)	—	—	—
Exercised during the year	(1,043,928)	—	—	—
Outstanding as of December 31, 2025	3,256,722	0.34	1	9.75

2017 Share Incentive Plan
Share-based compensation expenses
Schedule of activities of share options

		Weighted	Aggregate	Weighted average
		average	intrinsic	remaining
	Number of	exercise prices	Value	contractual
	shares	US$/Share	US$	years
Outstanding as of December 31, 2022	32,441,263	0.01	2,255	7.65
Granted during the year	5,970,200	0.01	—	—
Forfeited during the year	(1,175,184)	0.01	—	—
Exercised during the year	(268,320)	0.01	—	—
Outstanding as of December 31, 2023	36,967,959	0.01	1,442	7.06
Granted during the year	5,868,025	0.01	—	—
Forfeited during the year	(784,770)	0.01	—	—
Exercised during the year	(120,760)	0.01	—	—
Outstanding as of December 31, 2024	41,930,454	0.01	210	6.57
Granted during the year	5,673,920	0.01	—	—
Forfeited during the year	(1,994,798)	0.01	—	—
Exercised during the year	(26,334,128)	0.01	—	—
Outstanding as of December 31, 2025	19,275,448	0.01	773	8.42